Consolidated Statements of Changes in Shareholders Equity - ARS ($)	Total	Share capital	Treasury Shares [Member]	Inflation adjustment of share capital and treasury shares	Share Premium [Member]	Additional Paid-in Capital from Treasury Shares [Member]	Legal reserve	Special reserve Resolution CNV 609/12	Total Other Reserves [Member]	Retained Earnings [Member]	Subtotal	Non-controlling Interests	Cost of Treasury Shares [Member]	Changes in Non-Controlling Interest [Member]	Revaluation Surplus [Member]	Reserve for currency translation adjustment	Reserve shared-based compensation	Other comprehensive income from subsidiaries	Other Reserves from Subsidiaries [Member]	Reserve for the Acquisition of Securities Issued by the Company [Member]	Total other reserves	Special Reserve [Member]	Warrants [Member]
Balance, amount at Jun. 30, 2018	$ 265,039,000,000	$ 482,000,000	$ 20,000,000	$ 14,951,000,000	$ 15,909,000,000	$ 137,000,000	$ 560,000,000	$ 7,779,000,000	$ 9,202,000,000	$ 30,926,000,000	$ 70,966,000,000	$ 185,073,000,000	$ (2,879,000,000)	$ (3,114,000,000)	$ 295,000,000	$ 8,200,000,000	$ 701,000,000	$ (76,000,000)	$ 15,000,000	$ 131,000,000	$ 9,202,000,000	$ 5,929,000,000
Statement [Line Items]
Adjustments previous years (IFRS 9 and 15) (Note 2.2)	(507,000,000)		0	0	0	0	0	0	0	(304,000,000)	(304,000,000)	(203,000,000)
Restated balance as of June 30, 2018	264,532,000,000	482,000,000	20,000,000	14,951,000,000	15,909,000,000	137,000,000	560,000,000	7,779,000,000	9,202,000,000	30,622,000,000	79,662,000,000	184,870,000,000
Loss for the year	(61,177,000,000)	0	0	0	0	0	0	0	0	(40,248,000,000)	(40,248,000,000)	(20,929,000,000)
Other comprehensive loss for the year	(1,208,000,000)	0	0	0	0	0	0	0	(424,000,000)	0	(424,000,000)	(784,000,000)			1,194,000,000	(1,367,000,000)		(251,000,000)			(424,000,000)
Total comprehensive loss for the year	(62,385,000,000)	0	0	0	0	0	0	0	(424,000,000)	(40,248,000,000)	(40,672,000,000)	(21,713,000,000)			1,194,000,000	(1,367,000,000)		(251,000,000)			(424,000,000)
Assignment of results - Shareholders' meeting		0	0	0	0	0	0	0	48,861,000,000	(48,861,000,000)											48,861,000,000	48,861,000,000
Purchase own shares in portfolio	(1,844,000,000)	(17,000,000)	17,000,000						(1,844,000,000)		(1,844,000,000)		(1,844,000,000)								(1,844,000,000)
Distribution of dividends in shares	(804,000,000)	21,000,000	(21,000,000)									(804,000,000)	2,224,000,000									(2,224,000,000)
Reserve for share-based payments	144,000,000								24,000,000		24,000,000	120,000,000					24,000,000				24,000,000
Changes in non-controlling interest	(2,220,000,000)								(1,056,000,000)		(1,056,000,000)	(1,164,000,000)		(1,056,000,000)							(1,056,000,000)
Reversal by sale of investment properties	(47,000,000)
Dividends distribution to non-controlling interest	(6,377,000,000)
Irrevocable contributions	13,000,000
Balance, amount at Jun. 30, 2019	191,059,000,000	486,000,000	16,000,000	14,951,000,000	15,909,000,000	137,000,000	560,000,000	7,779,000,000	54,716,000,000	(58,440,000,000)	36,114,000,000	154,945,000,000	(2,499,000,000)	(4,170,000,000)	1,442,000,000	6,833,000,000	725,000,000	(327,000,000)	15,000,000	131,000,000	54,716,000,000	52,566,000,000
Statement [Line Items]
Adjustments previous years (IFRS 9 and 15) (Note 2.2)	(3,253,000,000)	0	0	0	0	0	0	0	0	(1,223,000,000)	(1,223,000,000)	(2,030,000,000)
Loss for the year	30,042,000,000	0	0	0	0	0	0	0	0	5,901,000,000	5,901,000,000	24,141,000,000
Reserve for share-based payments	(19,000,000)	0	0			(2,000,000)			(5,000,000)		(7,000,000)	(12,000,000)	3,000,000	0	0		(8,000,000)	0	0	0	(5,000,000)	0
Changes in non-controlling interest	6,597,000,000	0	0	0	0	0	0	0	(636,000,000)		(636,000,000)	7,233,000,000	0	(636,000,000)	0	0	0	0	0	0	(636,000,000)	0
Adjusted balance as of June 30, 2019	187,806,000,000	486,000,000	16,000,000	14,951,000,000	15,909,000,000	137,000,000	560,000,000	7,779,000,000	54,716,000,000	(59,663,000,000)	34,891,000,000	152,915,000,000
Other comprehensive (loss)/ income for the year	17,148,000,000	0	0	0	0	0	0	0	(2,265,000,000)	0	(2,265,000,000)	19,413,000,000	0	0	493,000,000	(2,349,000,000)	0	(409,000,000)	0		(2,265,000,000)	0
Total comprehensive (loss) / profit for the year	47,190,000,000	0	0	0	0	0	0	0	(2,265,000,000)	5,901,000,000	3,636,000,000	43,554,000,000	0	0	493,000,000	(2,349,000,000)	0	(409,000,000)	0	0	(2,265,000,000)	0
Distribution of treasury shares	0	13,000,000	(13,000,000)	0	0	0	0	0	2,271,000,000	(2,271,000,000)	0	0	2,271,000,000	0	0	0	0				2,271,000,000	0
Incorporation by business combination	93,000,000	0	0	0	0	0	0	0	0	0	0	11,178,000,000
Dividend distribution	(4,511,000,000)
Decrease due to loss of control	(65,038,000,000)
Other changes in equity	(92,000,000)
Capitalization of irrevocable contributions	47,000,000
Loss absorbtion	0	0	0	0	0	0	0	0					0	0	0	0	0	0	0	0	(52,566,000,000)	(52,566,000,000)
Changes in non-controlling interest1		0	0	0	47,000,000	0	0	0	(6,622,000,000)	(52,566,000,000)	59,188,000,000	0	0	(140,000,000)	0	0	24,000,000	29,000,000	87,000,000	0		$ 0
Balance, amount at Jun. 30, 2020	183,475,000,000	499,000,000	3,000,000	14,951,000,000	15,909,000,000	135,000,000	560,000,000	1,157,000,000	1,515,000,000	3,063,000,000	37,792,000,000	145,683,000,000	(225,000,000)	(4,946,000,000)	1,935,000,000	4,484,000,000	741,000,000	(707,000,000)	102,000,000	131,000,000	1,515,000,000
Statement [Line Items]
Loss for the year	(24,502,000,000)	0	0	0	0	0	0	0	0	(12,569,000,000)	(12,569,000,000)	(11,933,000,000)											$ 0
Assignment of results - Shareholders' meeting	0	0	0	0			159,000,000			(159,000,000)	0	0
Changes in non-controlling interest	1,133,000,000	0	0	0	0	0	0	0	416,000,000	0	416,000,000	717,000,000	0	416,000,000	0	0	0	0	0	0	416,000,000		0
Incorporation by business combination	0
Dividend distribution	(3,670,000,000)	0	0	0	0	0	0	0	0	0	0	(3,670,000,000)											0
Capitalization of irrevocable contributions	25,000,000	0	0	0		0	0	0	0	0	0	25,000,000
Other comprehensive income/ (loss) for the year	(11,374,000,000)	0	0	0	0				(3,343,000,000)		(3,343,000,000)	(8,031,000,000)	0	0	240,000,000	(3,570,000,000)	0	(13,000,000)	0	0	(3,343,000,000)		0
Total comprehensive income/ (loss) for the year	(35,876,000,000)	0	0	0	0	0	0	0	(3,343,000,000)	(12,569,000,000)	(15,912,000,000)	(19,964,000,000)	0	0	240,000,000	(3,570,000,000)	0	(13,000,000)	0	0	(3,343,000,000)		0
Share capital increase (ii)	16,149,000,000	90,000,000	0	9,000,000	3,070,000,000	0	0	0	0	0	4,642,000,000	11,507,000,000											1,473,000,000
Other changes in shareholders' equity	7,045,000,000	0	0	0	0	0	0	0	5,508,000,000	0	5,508,000,000	1,537,000,000	0	(43,000,000)	0	5,027,000,000	0	596,000,000	(72,000,000)	0	5,508,000,000		0
Integration of irrevocable contributions	131,000,000	0	0	0	0	0	0	0	0	0	0	131,000,000											0
Decrease due to loss of control	(62,519,000,000)	0	0			0	0	0	0		0	(62,519,000,000)											0
Balance, amount at Jun. 30, 2021	$ 105,893,000,000	$ 589,000,000	$ 3,000,000	$ 14,960,000,000	$ 18,979,000,000	$ 135,000,000	$ 719,000,000	$ 1,157,000,000	$ 4,096,000,000	$ (9,665,000,000)	$ 32,446,000,000	$ 73,447,000,000	$ (225,000,000)	$ (4,573,000,000)	$ 2,175,000,000	$ 5,941,000,000	$ 741,000,000	$ (124,000,000)	$ 30,000,000	$ 131,000,000	$ 4,096,000,000		$ 1,473,000,000